Description of Business (Details)	Dec. 31, 2016 customer company
Healthcare | Minimum
Description of business
Number of clients	40
Commercial, Medicaid and Medicare managed health plans | United States
Description of business
Number of largest companies in the industry sector that are customers	20
Number of largest companies in the industry sector | company	25
Retail | Minimum
Description of business
Number of clients	35
Retail | United States
Description of business
Number of largest companies in the industry sector that are customers	8
Number of largest companies in the industry sector | company	10